Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Unrecognized Tax Benefits Roll Forward

	2014	2013	2012

Balance at January 1	$ 7	$ 46	$ 153
Additions for prior years' tax positions	-	-	4
Reductions for prior years' tax positions	(6)	(39)	(2)
Reductions for settlements	-	-	(96)
Reductions for expiration of statutes	-	-	(13)

Balance at December 31	$ 1	$ 7	$ 46